UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-3850

Exact name of registrant as specified in charter:   Delaware Group Tax Free Fund

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            August 31

Date of reporting period:                           November 30, 2006

Item 1. Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Tax-Free USA Fund
__________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value

Municipal Bonds- 98.28%

Corporate Revenue Bonds - 8.38%
Brazos, Texas River Authority Pollution Control Revenue
     (Texas Utilities) 5.40% 5/1/29 (AMT)                                                             $3,000,000         $3,136,980
     (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                                              3,500,000          3,852,170
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                    1,695,000          1,741,782
@ Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition) 7.00% 8/1/17 (AMT)                    800,000            240,000
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light &
     Power) Series A 5.85% 9/1/28                                                                      4,000,000          4,218,880
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
     5.10% 1/15/17 (AMT)                                                                               2,750,000          2,936,615
     Series 1998 5.50% 5/1/29 (AMT)                                                                    2,000,000          2,047,420
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
     Project) Series K 6.05% 12/1/24 (AMBAC)                                                           3,000,000          3,230,820
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
     Resources, Inc. Project) 5.90% 5/1/22                                                             3,000,000          3,005,190
Missouri State Development Finance Board Infrastructure Facilities Revenue (Triumph Foods
     Project) Series A 5.25% 3/1/25                                                                      500,000            523,405
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
     6.375% 11/2/29 (AMT)                                                                              5,000,000          5,447,400
     6.625% 12/1/24                                                                                    4,500,000          4,500,360
Phenix City, Alabama Industrial Development Board Environmental Improvement
     Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)                                3,000,000          3,239,100
Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20%
     5/1/33                                                                                            2,600,000          2,662,140
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
     Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13                                           1,250,000          1,289,675
Richmond County, Georgia Development Authority Environmental Improvement
     Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                                   5,000,000          5,341,300
South Carolina Jobs Economic Development Authority Industrial Revenue (South
     Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32) (AMBAC) (AMT)                          500,000            538,160
Suffolk County, New York Industrial Development Agency Revenue (Keyspan-Port Jefferson
     Energy Center) 5.25% 6/1/27 (AMT)                                                                 3,500,000          3,693,970
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                         500,000            534,480
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project)
     5.60% 12/1/35 (AMT)                                                                               5,000,000          5,346,150
                                                                                                                          _________

                                                                                                                         57,525,997
                                                                                                                         __________
Education Revenue Bonds - 5.97%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF
     Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                            1,300,000          1,418,014
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement Fund - University Center Project) 6.25% 5/1/34                                          500,000            505,250
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00%
     4/1/36                                                                                            2,600,000          2,715,206
Massachusetts State Development Finance Agency Revenue (Massachusetts College
     of Pharmacy Project) Series C 5.75% 7/1/33                                                          500,000            541,370
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
     College Project) Series C                                                                           908,000            966,466
     6.00% 10/1/17
     6.125% 10/1/29                                                                                    1,000,000          1,060,230
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
     State University Foundation Project) 6.00% 9/1/33                                                 1,000,000          1,112,940
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
     (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                               1,000,000          1,042,720
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
     Hampton School Issue) 5.375% 10/1/28                                                              3,070,000          3,166,214

New Jersey State Educational Facilities Authority Revenue (Stevens Institute of
     Technology) Series B 5.25% 7/1/24                                                                 2,085,000          2,212,665
North Carolina Capital Facilities Financial Agency Revenue (Duke University Project)
      Series A 5.00% 10/1/44                                                                           8,625,000          9,258,506
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A
     5.00% 7/1/32 (MBIA)                                                                               2,000,000          2,118,100
   ^ 5.50% 7/1/21 (MBIA)                                                                               2,000,000          1,097,020
Oregon State Facilities Authority Revenue
     (College Housing Northwest Project) Series A 5.45% 10/1/32                                        1,000,000          1,037,730
     (College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)                        1,630,000          1,776,162
     (Linfield College Project) Series A 5.00% 10/1/30                                                   600,000            630,348
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener
     University) 5.375% 7/15/29                                                                        1,000,000          1,069,970
Texas University Revenue (FING System) Series B 5.00% 8/15/37                                          7,070,000          7,609,582
University of the Virgin Islands Series A 5.375% 6/1/34                                                  500,000            534,570
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                  1,000,000          1,061,730
                                                                                                                          _________

                                                                                                                         40,934,793
                                                                                                                         __________
Electric Revenue Bonds - 8.76%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
     Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                                 5,000,000          5,386,250
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)                                  750,000            817,028
Lower Colorado River Authority Texas Revenue Refunding Series A 5.875% 5/15/17
     (AMBAC)                                                                                           5,500,000          5,840,120
Missouri Joint Municipal Electric Utilities Commission Revenue Power Project (Plum Point Project)
     5.00% 1/1/34 (MBIA)                                                                               7,000,000          7,536,970
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
     Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                 2,200,000          2,214,982
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                           2,500,000          2,696,150
Puerto Rico Electric Power Authority Power Revenue
     Series II 5.25% 7/1/31                                                                            6,000,000          6,415,320
     Series NN 5.125% 7/1/29                                                                           1,400,000          1,484,952
     Series PP 5.00% 7/1/25 (FGIC)                                                                     1,000,000          1,074,660
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                       10,000,000         10,510,800
Salt River, Arizona Agricultural Improvement & Power District Electric System Revenue
     Series A 5.00% 1/1/37                                                                            13,895,000         14,982,839
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                      1,000,000          1,141,470
                                                                                                                          _________

                                                                                                                         60,101,541
                                                                                                                         __________
Escrowed to Maturity Bonds - 6.33%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
     Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                           440,000            483,089
^ Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage
     Insurance) 6.10% 3/1/16                                                                           1,225,000            859,852
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                                               260,000            263,466
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc.)
     8.00% 5/15/12                                                                                     4,930,000          5,518,001
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
     Refunding (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                           500,000            545,635
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior
Parkway)
     5.50% 1/1/14 (FGIC)                                                                               5,000,000          5,610,950
     5.50% 1/1/15 (FGIC)                                                                               7,310,000          8,279,379
     5.50% 1/1/16 (FGIC)                                                                               1,000,000          1,144,020
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                 13,535,000         16,903,050
Umatilla County, Oregon Hospital Facility Authority Revenue (Catholic Health Initiatives) Series A
     5.50% 3/1/32                                                                                      1,000,000          1,077,730
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                 2,200,000          2,761,242
                                                                                                                          _________

                                                                                                                         43,446,414
                                                                                                                         __________
Health Care Revenue Bonds - 17.52%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
     System) Series A 5.25% 11/15/31 (RADIAN)                                                          3,000,000          3,210,120
California Statewide Communities Development Authority Revenue (Kaiser
     Permenante) 5.25% 3/1/45                                                                          8,500,000          9,127,300
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
     Revenue Unrefunded Balance
     (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                   560,000            609,711
     (St. Francis Medical Center) Series A 5.50% 6/1/32                                                1,000,000          1,076,310
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
     Center) Series A 6.125% 1/1/24                                                                    1,000,000          1,099,620

Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing
     (St. Clarence - Geac) Series A 6.25% 5/1/38                                                       1,500,000          1,549,725
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25%
     6/1/34                                                                                            4,275,000          4,503,969
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50%
     1/1/29                                                                                            7,500,000          8,111,625
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue (Benedictine
     Health System St. Mary's Hospital) 5.25% 2/15/33                                                  5,000,000          5,283,450
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
     Project) Series A 5.25% 11/1/27 (FSA)                                                             3,355,000          3,643,094
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living
     Facilities (Lanier Village Estates Project) Series C 7.25% 11/15/29                               1,000,000          1,096,250
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
     Health System, Inc.) Series A 5.60% 11/15/30                                                      3,140,000          3,367,995
Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
     Series C 5.25% 11/15/36                                                                           3,500,000          3,768,450
Illinois Financial Authority Revenue (Clarke Oaks Project) Series A 6.00% 11/15/39                     5,800,000          6,097,134
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project)
     5.625% 1/1/28                                                                                     2,000,000          2,148,800
Jacksonville, Florida Economic Development Community Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      7,000,000          7,441,700
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue
     First Mortgage (Mountain States Health) Series A 5.50% 7/1/36                                     3,000,000          3,258,150
Joplin, Missouri Industrial Development Authority Health Facilities Revenue (Freeman Health
     System Project)                                                                                     255,000            273,602
     5.375% 2/15/35
     5.75% 2/15/35                                                                                       405,000            448,675
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
     Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                   1,000,000          1,082,960
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
     5.50% 5/15/32                                                                                     1,500,000          1,606,545
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities)
     Series A 6.625% 8/15/30                                                                           2,000,000          2,162,940
Michigan State Hospital Finance Authority Revenue
     (Ascension Health Credit Group) Series B 5.25% 11/15/26                                           3,500,000          3,733,520
     (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000          2,721,425
     (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000          6,448,020
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
     Refunding (Lake Regional Health System Project) 5.70% 2/15/34                                       500,000            541,025
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
     System) 5.25% 10/1/22                                                                             3,500,000          3,802,645
New York State Dormitory Authority Revenue (Catholic Health Services of Long Island-
     St. Francis Hospital Project) 5.10% 7/1/34                                                        2,500,000          2,616,675
North Carolina Medical Care Commission Health Care Facilities Revenue
     (First Mortgage - Presbyterian Homes) 5.40% 10/1/27                                               4,000,000          4,163,840
     (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                           6,000,000          6,375,600
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
     Project) 5.125% 11/1/34                                                                           1,250,000          1,325,188
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)                               500,000            533,225
Prince William County, Virginia Industrial Development Authority Hospital Revenue
     (Potomac Hospital Corp.) 5.35% 10/1/36-00                                                         1,750,000          1,898,138
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
     Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)                     1,200,000          1,209,684
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
     (Trezevant Manor Project) Series A 5.625% 9/1/26                                                  2,500,000          2,569,275
South Carolina Jobs-Economic Development Authority Hospital Revenue (Hampton
     Regional Medical Center Project) 5.25% 11/1/36                                                    5,000,000          4,983,300
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
     Florida Group) 5.25% 11/15/33                                                                     4,000,000          4,224,840
University Colorado Hospital Authority Revenue Series A 5.25% 11/15/39                                 2,000,000          2,124,440
                                                                                                                          _________

                                                                                                                        120,238,965
                                                                                                                        ___________
Housing Revenue Bonds - 2.44%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44
     (GNMA) (AMT)                                                                                      1,150,000          1,221,335
Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28
     (MBIA) (FHA)                                                                                      2,790,000          2,866,027

Illinois Housing Development Authority Multi Family Revenue (Crystal Lake Preservation)
     Series A-1 5.80% 12/20/41 (GNMA)                                                                  2,000,000          2,148,899
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
     6.30% 8/1/38 (FHA) (AMT)                                                                          1,455,000          1,501,953
Missouri State Housing Development Commission Mortgage Revenue Series C 7.45%
     9/1/27 (GNMA) (FNMA) (AMT)                                                                           90,000             91,516
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
     Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                                             270,000            279,164
     Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                                              60,000             60,906
     Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                                              25,000             25,430
     Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                                              85,000             86,320
Missouri State Housing Development Commission Multifamily Housing Revenue
     (Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)                                                         1,435,000          1,512,935
     (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                                        500,000            524,815
New Mexico Mortgage Finance Authority Revenue
     Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                                       235,000            241,705
     Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                                 195,000            195,926
North Dakota State Housing Finance Agency Multifamily Revenue Series A 6.15%
     12/1/17 (FNMA)                                                                                    1,000,000          1,011,360
Oregon Health, Housing, Educational, & Cultural Facilities Authority (Pier Park Project)
     Series A 6.05% 4/1/18 (GNMA)                                                                      1,095,000          1,097,135
Oregon State Housing & Community Services Department Mortgage Revenue Single
     Family Mortgage Program Series R 5.375% 7/1/32                                                    1,100,000          1,134,155
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16
     (GNMA) (FNMA) (AMT)                                                                                 165,000            166,429
St. Louis County, Missouri Industrial Development Authority Housing Development Revenue
     Refunding (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                              1,000,000          1,038,510
Waukesha, Wisconsin Housing Authority Multifamily Revenue (Westgrove Woods)
     Series A 6.00% 12/1/31 (GNMA) (AMT)                                                               1,500,000          1,531,200
                                                                                                                          _________

                                                                                                                         16,735,720
                                                                                                                         __________
Lease Revenue Bonds - 5.01%
California State Public Works Board Lease Revenue (Department of General
     Services-Butterfield Street) Series A 5.25% 6/1/30                                                2,750,000          2,984,355
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
     Revenue Series A 5.25% 12/15/23 (FSA)                                                               700,000            767,445
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Branson Landing Project) Series A                                                                1,435,000          1,516,451
     5.25% 12/1/19
     5.50% 12/1/24                                                                                     2,480,000          2,663,371
     5.625% 12/1/28                                                                                    2,930,000          3,175,739
     (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                   500,000            520,155
     (Sewer System Improvement Project) Series C 5.00% 3/1/25                                            605,000            628,468
Oregon State Department of Administrative Services Certificates of Participation Refunding Revenue
     Series A 5.00% 5/1/30 (FSA)                                                                         500,000            534,505
     Series C 5.25% 11/1/15 (MBIA)                                                                     1,000,000          1,076,980
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue
     Series B 5.375% 7/1/16                                                                            1,000,000          1,028,160
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
     Series I 5.25% 7/1/33                                                                            12,000,000         12,944,280
     Series J 5.00% 7/1/36 (AMBAC)                                                                     2,000,000          2,141,000
St. Charles County, Missouri Public Water Supply District #2 Revenue Certificate of Participation
     (Missouri Project)
     Series A 5.25% 12/1/28 (MBIA)                                                                     1,000,000          1,065,030
     Series B 5.10% 12/1/25 (MBIA)                                                                       500,000            518,140
St. Louis, Missouri College District Leasehold Revenue 5.00% 3/1/23 (AMBAC)                            1,000,000          1,073,640
^ St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center
     Hotel) 5.80% 7/15/20 (AMBAC)                                                                      3,035,000          1,729,616
                                                                                                                          _________

                                                                                                                         34,367,335
                                                                                                                         __________
Local General Obligation Bonds - 7.30%
Benton & Linn Counties, Oregon School District #509J (Corvallis) 5.00% 6/1/21 (FSA)                    1,000,000          1,068,270
Boerne, Texas Independent School District Building
     5.25% 2/1/27 (PSF)                                                                                4,000,000          4,304,720
     5.25% 2/1/29 (PSF)                                                                                2,960,000          3,182,118
Clackamas County, Oregon School District #86 (Canby) 5.00% 6/15/25 (FSA)                                 500,000            539,435
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                                                    1,000,000          1,115,250
Greene County, Missouri Reorganization School District R8 (Direct Deposit Project)
     5.10% 3/1/22 (FSA)                                                                                1,500,000          1,590,810


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
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35                                       3,475,000          3,552,771
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)                                      500,000            528,695
Lammersville, California School District Community Facilities District #2002 (Mountain
     House) 5.125% 9/1/35                                                                              3,750,000          3,851,100
Lane County, Oregon School District #19 (Springfield) Refunding 6.00% 10/15/14 (FGIC)                    500,000            582,335
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)                                         75,000             79,831
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                                              700,000            728,322
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                     1,250,000          1,360,163
New York City, New York
     Series G 5.00% 12/1/33                                                                            4,900,000          5,196,548
     Series H 6.125% 8/1/25                                                                              315,000            323,039
     Series I 5.00% 8/1/21                                                                             2,500,000          2,666,125
     Series I 5.125% 3/1/23                                                                            5,875,000          6,248,767
     Series J 5.00% 3/1/35                                                                             4,000,000          4,248,200
     Series J 5.25% 6/1/28                                                                             4,950,000          5,323,229
Portland River, Oregon District Urban Renewal & Redevelopment Interstate Corridor Series A
     5.00% 6/15/23 (AMBAC)                                                                               250,000            266,260
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                      2,000,000          2,180,960
Taney County, Missouri Reorganization School District R-V (Hollister School District Direct
     Deposit Project) 5.00% 3/1/22 (FSA)                                                               1,000,000          1,064,170
^ Umatilla County, Oregon School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                 200,000            103,320
                                                                                                                            _______

                                                                                                                         50,104,438
                                                                                                                         __________
$ Pre-Refunded Bonds - 9.39%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
     Analyses) Series A 5.90% 10/1/30-10 (AMBAC)                                                       6,000,000          6,566,040
Deschutes County, Oregon Administrative School District #1 Series A 5.125% 6/15/21-11
     (FSA)                                                                                             1,000,000          1,066,590
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
     Services) 5.60% 1/1/32-12                                                                         1,250,000          1,364,900
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
     5.50% 6/1/43-13                                                                                   8,500,000          9,457,525
     5.625% 6/1/38-13                                                                                  7,500,000          8,398,950
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement Fund - University Center Project) 6.25% 5/1/34-07                                     5,000,000          5,700,050
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
     Construction & Improvement 5.625% 12/1/25-10 (FSA)                                                1,000,000          1,078,150
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                               1,175,000          1,242,715
Lewisville, Texas Independent School District 6.15% 8/15/21-09 (PSF)                                   2,085,000          2,225,571
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                                          1,500,000          1,582,230
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                       2,000,000          2,239,300
Maryland State Economic Development Corporation, Student Housing Revenue
     (University of Maryland College Park Project) 5.625% 6/1/35-13                                    1,125,000          1,252,935
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
     6.30% 7/1/22-09                                                                                   2,070,000          2,246,281
New York City, New York
     Series H 6.125% 8/1/25-07                                                                         4,685,000          4,811,729
     Series J 5.25% 6/1/28                                                                               450,000            494,762
Oregon State Department of Administrative Services Certificates of Participation Series A
     5.80% 5/1/24-07 (AMBAC)                                                                           1,000,000          1,019,320
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
     (Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11               4,000,000          4,455,840
Puerto Rico Commonwealth Public Improvement
     5.125% 7/1/30-11 (FSA)                                                                              920,000            983,811
     5.375% 7/1/21-07 (MBIA)                                                                              50,000             51,289
     Series A 5.125% 7/1/31-11                                                                         3,495,000          3,737,413
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage Revenue 6.25%
     4/1/29-07 (GNMA)                                                                                  1,240,000          1,249,771
Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue 5.80%
     12/15/26-07 (MBIA)                                                                                1,000,000          1,016,220
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                             1,250,000          1,339,000
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)                          800,000            889,904
                                                                                                                            _______

                                                                                                                         64,470,296
                                                                                                                         __________
Special Tax Bonds - 6.08%
Bi-State Development Agency Missouri - Illinois Metropolitan District (Metrolink Cross County
     Project) Series B 5.00% 10/1/32 (FSA)                                                             2,000,000          2,130,800
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)                                       1,000,000          1,058,910
Louisiana State Gas & Fuels Tax Revenue 5.00% 5/1/41 (FGIC)                                            5,000,000          5,358,650

Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
     Center Hotel/Conference Project) Series A                                                         1,500,000          1,516,335
     5.00% 1/1/32
     5.125% 1/1/37                                                                                     1,500,000          1,527,255
New Jersey Economic Development Authority (Cigarette Tax)
     5.50% 6/15/31                                                                                     1,000,000          1,071,120
     5.75% 6/15/34                                                                                     2,000,000          2,174,060
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                           5,000,000          5,283,300
New York State Dormitory Authority State Personal Income Tax Revenue Education
     5.00% 3/15/31                                                                                     5,200,000          5,618,808
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             1,000,000          1,099,630
Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue Series B
     5.00% 7/1/46                                                                                      5,600,000          5,929,504
Puerto Rico Convention Center District Authority Revenue (Hotel Occupancy Tax)
     5.00% 7/1/31 (AMBAC)                                                                              6,250,000          6,787,437
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75%
     10/1/20 (MBIA)                                                                                    1,000,000          1,193,000
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                              1,000,000          1,001,840
                                                                                                                          _________

                                                                                                                         41,750,649
                                                                                                                         __________
State General Obligation Bonds - 10.80%
California State
     5.00% 2/1/26 (AMBAC)                                                                              5,570,000          5,867,382
     5.00% 2/1/33                                                                                      6,350,000          6,685,852
     5.25% 2/1/30 (MBIA)                                                                               3,500,000          3,737,650
Illinois State Series A 5.00% 3/1/34                                                                   7,000,000          7,429,730
Maryland State & Local Facilities Land Capital Improvement Series A
     5.00% 8/1/11                                                                                      5,000,000          5,334,700
     5.00% 3/1/12                                                                                      8,000,000          8,592,640
Massachusetts State Series B 5.25% 9/1/22 (FSA)                                                        5,000,000          5,804,650
Pennsylvania State First Series
     5.00% 7/1/11                                                                                      5,955,000          6,326,354
     5.00% 7/1/13                                                                                      3,000,000          3,254,310
Puerto Rico Commonwealth Public Improvement
     5.125% 7/1/30 (FSA)                                                                                 965,000          1,017,901
     5.25% 7/1/27 (FSA)                                                                                  705,000            750,374
     Series A 5.125% 7/1/31                                                                            7,880,000          8,212,615
     Series A 5.25% 7/1/23                                                                               500,000            542,405
     Series A 5.50% 7/1/19 (MBIA)                                                                      9,000,000         10,543,680
                                                                                                                         __________

                                                                                                                         74,100,243
                                                                                                                         __________
Transportation Revenue Bonds - 5.11%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                                      7,100,000          7,674,106
Capital Trust Agency Florida Revenue
     (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)                                    3,750,000          3,946,200
     (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                                            2,395,000          2,601,042
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31
     (FGIC) (AMT)                                                                                      1,500,000          1,604,700
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50%
     1/1/24 (AMT)                                                                                        920,000            997,022
Houston, Texas Industrial Development Corporate Revenue (Air Cargo)
     6.375% 1/1/23 (AMT)                                                                               2,000,000          2,154,580
Metropolitan, New York Transportation Authority Revenue Refunding Series A 5.00%
     11/15/30 (FSA)                                                                                    3,000,000          3,176,340
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)                            500,000            539,460
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
     5.00% 7/1/35                                                                                      2,500,000          2,641,900
South Carolina Transportation Infrastructure Revenue Series A 5.00% 10/1/33
     (AMBAC)                                                                                           7,500,000          7,990,500
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A
     5.375% 7/1/21 (MBIA)                                                                              1,635,000          1,760,045
                                                                                                                          _________

                                                                                                                         35,085,895
                                                                                                                         __________
Water & Sewer Revenue Bonds - 5.19%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             4,375,000          4,781,044
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30
     (MBIA)                                                                                            1,000,000          1,100,380
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       1,000,000          1,084,460
Metropolitan St. Louis, Missouri Sewer District Wastewater Revenue Series A
     5.00% 5/1/34 (MBIA)                                                                               1,250,000          1,332,163

Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
     Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A
     6.05% 7/1/16 (FSA)                                                                                1,060,000          1,062,056
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
     Series A 5.125% 6/15/34                                                                          12,125,000         12,846,195
     Series A 5.25% 6/15/34                                                                            3,705,000          3,957,755
Portland, Oregon Sewer Systems Revenue (Second Lien)
     Series A 5.00% 6/1/23 (FSA)                                                                         325,000            346,031
     Series B 5.00% 6/15/27 (MBIA)                                                                     1,000,000          1,084,440
Sacramento County, California Sanitation District Financing Authority Revenue
     5.00% 12/1/36 (FGIC)                                                                              4,000,000          4,331,720
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                                 510,000            527,539
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
     6.375% 7/1/39 (AMBAC) (AMT)                                                                       2,890,000          3,159,868
                                                                                                                          _________

                                                                                                                         35,613,651
                                                                                                                         __________

Total Municipal Bonds (cost $632,087,668)                                                                               674,475,937
                                                                                                                        ___________


Total Market Value of Securities - 98.28%
   (cost $632,087,668)                                                                                                  674,475,937

Receivables and Other Assets Net of Liabilities (See Notes) - 1.72%                                                      11,801,101
                                                                                                                         __________

Net Assets Applicable to 58,474,960 Shares Outstanding - 100.00%                                                       $686,277,038
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

@ Illiquid security. At November 30, 2006, the aggregate amount of illiquid securities equals $240,000, which represented 0.04% of the Fund's net assets. See Note 3 in "Notes."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PSF - Insured by Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                $632,098,918
                                                                   ____________

Aggregate unrealized appreciation                                    42,810,036
Aggregate unrealized depreciation                                      (433,017)
                                                                   _____________

Net unrealized appreciation                                        $ 42,377,019
                                                                   _____________


For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $5,575,182 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,503,036 expires in 2008 and $72,146 expires in 2009.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Tax-Free USA Intermediate Fund
_______________________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds- 98.12%

Corporate Revenue Bonds - 5.80%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp.
     Project) 4.85% 4/1/21 (AMT)                                                                      $2,000,000         $2,045,880
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)           1,000,000          1,045,660
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light &
     Power) Series A                                                                                   1,300,000          1,288,898
     3.35% 5/1/31 (AMBAC) (AMT)
     5.85% 9/1/28                                                                                      1,145,000          1,207,654
Farmington, New Mexico Pollution Control Revenue (El Paso Electric Co. Project) Series A
     4.00% 6/1/32 (FGIC)                                                                               1,000,000          1,003,600
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20%
     5/1/33                                                                                            1,005,000          1,030,879
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
     5.10% 1/15/17 (AMT)                                                                                 750,000            800,895
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co. Project)
     Series A 5.50% 6/1/30 (XLCA) (AMT)                                                                1,000,000          1,092,740
Ohio State Air Quality Development Authority Revenue Environmental Improvement
     (USX Project) 5.00% 11/1/15                                                                       1,000,000          1,059,570
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
      (International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)                                    1,000,000          1,077,120
Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project)
     Series A 5.50% 5/1/22                                                                             1,000,000          1,065,060
South Carolina Jobs Economic Development Authority Industrial Revenue (South
     Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                           500,000            538,160
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                         500,000            534,480
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
     Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)                                      650,000            671,574
                                                                                                                            _______

                                                                                                                         14,462,170
                                                                                                                         __________
Education Revenue Bonds - 8.13%
California Municipal Finance Authority Educational Revenue (American Heritage
     Education Foundation Project) Series A 5.25% 6/1/26                                               1,000,000          1,057,870
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
     Phase I, LLC Project) Series B 5.50% 10/1/20                                                      1,220,000          1,278,438
Fulton County, Georgia Development Authority Revenue (Molecular Science Building
     Project) 5.25% 5/1/21 (MBIA)                                                                      1,000,000          1,094,300
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00%
     4/1/36                                                                                              825,000            861,556
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
     College Project) Series C 6.125% 10/1/29                                                          1,000,000          1,060,230
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
     5.50% 12/1/19                                                                                       500,000            539,560
North Carolina Capital Facilities Financial Agency Revenue (Duke University Project)
     Series A 5.00% 10/1/44                                                                            1,675,000          1,798,029
New Jersey State Educational Facilities Authority Revenue (Georgian Court College
     Project) Series C 6.50% 7/1/33                                                                      500,000            565,700
New York State Dormitory Authority Revenue
     (Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)                                              1,000,000          1,093,320
     (Long Island University) Series B 5.50% 9/1/20 (RADIAN)                                           1,000,000          1,092,570
Ohio State Higher Educational Facility Revenue
     (John Carroll University) 5.50% 11/15/18                                                            335,000            369,441
     (Kenyon College Project) 4.70% 7/1/37                                                             1,000,000          1,047,290
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21                                   1,000,000          1,085,850
Pennsylvania State Higher Educational Facilities Authority College & University
     Revenue (Geneva College Project) 6.125% 4/1/22                                                    1,000,000          1,080,930
Tulsa, Oklahoma Industrial Authority Student Housing Revenue (University of Tulsa)
     5.00% 10/1/37                                                                                     1,000,000          1,050,120

University of Texas Revenue Series 2006F 5.00% 8/15/24                                                 3,510,000          3,799,469
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)                                         250,000            271,868
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)                                1,065,000          1,127,867
                                                                                                                          _________

                                                                                                                         20,274,408
                                                                                                                         __________
Electric Revenue Bonds - 6.52%
Long Island, New York Power Authority Electric System Revenue Series E 5.00%
     12/1/22 (FGIC)                                                                                    2,500,000          2,731,375
Lower Colorado River Authority Texas Revenue Refunding Series A 5.875% 5/15/17
     (AMBAC)                                                                                           3,000,000          3,185,520
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
     Series B 5.50% 5/15/14                                                                            1,000,000          1,121,770
Oliver County North Dakota Pollution Control Revenue (Square Butte Electric Coop)
     Series A 5.30% 1/1/27 (AMBAC)                                                                     1,500,000          1,572,765
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                           1,500,000          1,617,690
Philadelphia, Pennsylvania Gas Works Revenue First Series A 5.375% 7/1/15 (FSA)                        2,000,000          2,050,460
Salt River, Arizona Agricultural Improvement & Power District Electric System Revenue
     Series A 5.00% 1/1/37                                                                             2,000,000          2,156,580
South Carolina State Public Service Authority Revenue Refunding Series A 5.125%
     1/1/21 (FSA)                                                                                      1,000,000          1,075,760
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)                                                750,000            752,063
                                                                                                                            _______

                                                                                                                         16,263,983
                                                                                                                         __________

Escrowed to Maturity Bond - 0.08%
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project
     5.625% 5/15/26                                                                                      180,000            196,189
                                                                                                                            _______

                                                                                                                            196,189
                                                                                                                            _______
Health Care Revenue Bonds - 16.07%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Evercare
     Senior Living LLC Projects) Series A 6.00% 12/1/25                                                1,000,000          1,012,250
California Health Facilities Financing Authority Revenue Insured (California - Nevada -
     Methodist) 5.00% 7/1/26                                                                           1,745,000          1,859,140
California Statewide Communities Development Authority Revenue (Kaiser
     Permenante) 5.25% 3/1/45                                                                          2,000,000          2,147,600
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
     Center) Series A 6.125% 1/1/24                                                                    1,000,000          1,099,620
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence-Geac)
     Series A 6.125% 5/1/26                                                                              715,000            737,058
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00%
     1/1/21                                                                                            1,000,000          1,124,300
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue (Benedictine
     Health System St. Mary's Hospital) 5.50% 2/15/23                                                  1,000,000          1,081,680
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
     Project) Series A 5.25% 11/1/27 (FSA)                                                             1,000,000          1,085,870
Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
     Series I 5.00% 11/15/29                                                                           2,000,000          2,062,900
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
     Obligation) Series A 5.375% 3/1/29 (AMBAC)                                                          700,000            762,559
Lakeland, Florida Hospital System Revenue (Lakeland Regional Health System)
     5.00% 11/15/32                                                                                    3,000,000          3,147,510
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General
     Hospital Project) 5.75% 3/15/21                                                                   1,000,000          1,104,050
Lawrence, Kansas Hospital Authority Revenue 5.125% 7/1/36                                              2,000,000          2,122,780
Louisville & Jefferson County, Kentucky Metro Government Health System Revenue
     (Norton Healthcare Inc.) 5.25% 10/1/36                                                            2,500,000          2,681,450
Maple Grove, Minnesota Health Care Facilities Revenue (North Memorial Health Care)
     5.00% 9/1/29                                                                                      2,000,000          2,110,800
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital
     of Cecil County) 5.625% 7/1/32                                                                      500,000            538,095
Michigan State Hospital Finance Authority Revenue
     (Henry Ford Health System) Series A 5.25% 11/15/46                                                1,000,000          1,072,340
     (Trinity Health Credit) Series C 5.375% 12/1/23                                                     500,000            538,440
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75%
     11/15/32                                                                                            500,000            544,260
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
     System) 5.25% 10/1/22                                                                             1,000,000          1,086,470
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
     5.60% 10/1/22                                                                                     1,000,000          1,088,020

North Carolina Medical Care Commission Health Care Facilities Revenue
     (First Mortgage - Presbyterian Homes) 5.40% 10/1/27                                               1,200,000          1,249,152
     (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                           1,700,000          1,806,420
North Texas Health Facilities Development Corporation Hospital Revenue (United
     Regional Health Care System, Inc. Project) 6.00% 9/1/23                                           1,000,000          1,103,880
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
     (Trezvan Manor Project) Series A 5.75% 9/1/37                                                     1,000,000          1,030,760
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health
     East) Series A 5.25% 11/15/16                                                                     1,200,000          1,295,244
St. Paul, Minnesota Housing & Redevelopment Authority Healthcare Facilities Revenue
     (Healthpartners Obligation Group Project) 5.25% 5/15/36                                           1,000,000          1,065,020
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     6.00% 11/15/25                                                                                    1,000,000          1,122,500
Suffolk, Virginia Industrial Development Authority Retirement Facilities Revenue (First
     Management - Lake Prince) 5.15% 9/1/24                                                              725,000            740,841
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
     General Medical Center Project) 5.50% 4/1/33 (AMBAC)                                              1,500,000          1,643,475
                                                                                                                          _________

                                                                                                                         40,064,484
                                                                                                                         __________
Housing Revenue Bonds - 0.51%
California State Department Veteran Affairs Home Purchase Revenue Series A 4.60% 12/1/28               1,250,000          1,268,000
                                                                                                                          _________

                                                                                                                          1,268,000
                                                                                                                          _________
Lease Revenue Bonds - 4.42%
California State Public Works Board Lease Revenue (Department of General Services
     Butterfield Street) Series A 5.25% 6/1/25                                                         1,000,000          1,090,480
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series A
     5.00% 6/1/18                                                                                      2,000,000          2,040,740
     5.00% 6/1/21 (AMBAC)                                                                              1,000,000          1,054,100
Michigan State Building Authority Revenue Series I 5.50% 10/15/18                                      2,175,000          2,349,587
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Crackerneck Creek Project) series C 5.00% 3/1/28                                                 1,600,000          1,689,024
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
     5.25% 6/1/22                                                                                      1,000,000          1,079,260
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00%
     7/1/28                                                                                            1,000,000          1,057,530
Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (MBIA)                                620,000            667,982
                                                                                                                            _______

                                                                                                                         11,028,703
                                                                                                                         __________
Local General Obligation Bonds - 13.50%
Baywinds Community Development District Florida Special Assessment Series B
     4.90% 5/1/12                                                                                      1,000,000          1,003,550
Belton, Missouri School District #124 Series B 5.25% 3/1/23                                            1,000,000          1,097,750
Boerne, Texas Independent School District Building
     5.25% 2/1/26 (PSF)                                                                                4,495,000          4,837,429
     5.25% 2/1/29 (PSF)                                                                                1,500,000          1,612,560
East Homestead Community Development District Florida Special Assessment
     Revenue Series B 5.00% 5/1/11                                                                       490,000            497,036
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22                    2,000,000          2,154,540
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)                    1,325,000          1,409,734
Licking County, Ohio Joint Vocational School District School Facilities Construction and
     Improvement 5.00% 12/1/19 (MBIA)                                                                  1,000,000          1,070,240
Los Angeles, California Unified School District Election 2004 Series G 5.00% 7/1/13
     (AMBAC)                                                                                           2,000,000          2,183,040
Lunenburg County, Virginia Series B 5.25% 2/1/29 (MBIA)                                                  715,000            775,117
Mecklenburg County, North Carolina Public Improvement Series A 5.00% 2/1/11                            4,775,000          5,060,880
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
     Open Space Trust) 5.25% 9/15/20                                                                   1,000,000          1,093,220
Modesto, California Special Tax Community Facilities District #04-1 Village 2 5.15%
     9/1/36                                                                                            1,500,000          1,543,335
New York City, New York
     Series G 5.25% 8/1/15                                                                             1,000,000          1,093,420
     Series I 5.00% 8/1/21                                                                             1,000,000          1,066,450
     Series J 5.00% 3/1/35                                                                             2,000,000          2,124,100
     Series J 5.50% 6/1/23                                                                               145,000            158,691
Powell, Ohio 5.50% 12/1/25 (FGIC)                                                                      1,500,000          1,635,720
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
     Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                      1,200,000          1,224,612
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
     (Shoppes at North Village Project)
     Series A 5.10% 11/1/19                                                                              500,000            507,230
     Series B 5.375% 11/1/23                                                                           1,000,000          1,023,250

Texas Water Development Board Revenue (State Revolving Federal-Senior Lien) Series B
     5.25% 7/15/17                                                                                       500,000            500,950
                                                                                                                            _______

                                                                                                                         33,672,854
                                                                                                                         __________
$ Pre-Refunded Bonds - 7.73%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09                                     1,850,000          1,974,450
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)                                               2,160,000          2,322,583
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10
     (RADIAN)                                                                                          1,000,000          1,088,890
Golden State, California Tobacco Securitization Settlement Revenue Series B 5.75%
     6/1/23-08                                                                                         1,000,000          1,032,880
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement - University Center Project) 6.00% 5/1/22-12                                            750,000            846,240
New York City, New York Series J 5.50% 6/1/23-13                                                         855,000            950,273
Pennsylvania State First Series 5.125% 1/15/19-11                                                      3,515,000          3,759,433
Pennsylvania State Higher Educational Facilities Authority College & University
     Revenue (Ursinus College Project) 5.90% 1/1/27-07                                                 1,000,000          1,021,880
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
     5.50% 7/1/21-14                                                                                   1,000,000          1,129,720
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
     5.625% 5/15/26-11                                                                                   820,000            896,055
University of North Carolina Revenue Series A 5.375% 12/1/14-11                                        2,000,000          2,152,820
University of Puerto Rico Revenue Series M 5.50% 6/1/15-07 (MBIA)                                      1,000,000          1,008,990
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00%
     10/1/16-10                                                                                        1,000,000          1,089,150
                                                                                                                          _________

                                                                                                                         19,273,363
                                                                                                                         __________
Resource Recovery Bonds - 0.61%
Pennsylvania Economic Development Financing Authority Resource Recovery
     Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)                                1,500,000          1,522,590
                                                                                                                          _________

                                                                                                                          1,522,590
                                                                                                                          _________
Special Tax Bonds - 8.16%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00%
     9/1/16                                                                                            1,200,000          1,230,276
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)                                           1,600,000          1,717,072
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)                                      1,000,000          1,076,550
Metropolitan Pier and Exposition Authority Illinois (McCormick Place Expansion Project)
     Series D 5.50% 12/15/24 (FGIC)                                                                    2,000,000          2,119,920
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
     Center Hotel/Conference Project) Series A 5.00% 1/1/32                                            1,000,000          1,010,890
New Jersey Economic Development Authority (Cigarette Tax)
     5.50% 6/15/31                                                                                     1,000,000          1,071,120
     5.625% 6/15/18                                                                                    1,000,000          1,042,300
New York City, New York Transitional Finance Authority Revenue Refunding - Future
     Tax Secured Series A 5.50% 11/1/26                                                                1,000,000          1,083,430
New York State Dormitory Authority State Personal Income Tax Revenue Education
     5.00% 3/15/31                                                                                     1,830,000          1,977,388
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             1,000,000          1,099,630
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00%
     7/1/46                                                                                            2,000,000          2,117,680
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue Project) Series A
     5.60% 12/1/16                                                                                     1,500,000          1,557,330
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation
     Revenue Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20                                         1,500,000          1,574,835
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24                                 1,550,000          1,657,074
                                                                                                                          _________

                                                                                                                         20,335,495
                                                                                                                         __________
State General Obligation Bonds - 19.13%
California State
     5.00% 2/1/26 (AMBAC)                                                                              1,500,000          1,580,085
     5.00% 2/1/33                                                                                      1,850,000          1,947,847
     5.25% 11/1/17                                                                                     1,000,000          1,088,740
     5.25% 2/1/30 (MBIA)                                                                               1,500,000          1,601,850
California State Economic Recovery Series A 5.25% 7/1/14                                               1,000,000          1,113,920
California State Various Purposes 5.00% 6/1/31                                                         1,000,000          1,066,650
Florida State Board Education Capital Outlay (Public Education) Series B
     5.00%1/1/09                                                                                       2,500,000          2,575,500
     5.00% 6/1/10                                                                                        750,000            786,150
Georgia State Series D 5.00% 7/1/11                                                                    6,865,000          7,314,107

Maryland State & Local Facilities Land Capital Improvement Series A
     5.00% 3/1/12                                                                                      2,000,000          2,148,160
     5.25% 3/1/13                                                                                      2,500,000          2,750,275
Massachusetts State Series B 5.25% 9/1/22 (FSA)                                                        1,750,000          2,031,628
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                1,000,000          1,021,770
North Carolina Public Improvement Series A 5.00% 3/1/12                                                4,000,000          4,294,359
Ohio State Series D 5.00% 9/15/14                                                                      3,500,000          3,837,890
Pennsylvania State Third Series 2004 5.00% 7/1/09                                                      2,885,000          2,991,399
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/23                                      1,125,000          1,220,411
Puerto Rico Commonwealth Series A 5.00% 7/1/30                                                         1,000,000          1,057,530
Puerto Rico Public Buildings Authority Revenue Government Facility Series I 5.50%
     7/1/23                                                                                            2,000,000          2,215,940
Puerto Rico Public Finance Corporation Commonwealth Appropriation
     (LOC Puerto Rico Government Bank) Series A 5.75% 8/1/27                                           1,000,000          1,086,040
Texas State Water Financial Assistance Series B 5.50% 8/1/35                                           3,800,000          3,971,152
                                                                                                                          _________

                                                                                                                         47,701,403
                                                                                                                         __________
Transportation Revenue Bonds - 5.51%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                                        740,000            799,836
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75%
     1/1/32 (AMT)                                                                                      1,750,000          1,841,560
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien Series A-2
     5.75% 1/1/20 (FSA) (AMT)                                                                          1,000,000          1,109,620
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)             2,000,000          2,063,440
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (MBIA)                   2,000,000          2,099,900
Metropolitan, New York Transportation Authority Revenue Refunding Series A 5.00%
     11/15/30 (FSA)                                                                                    1,000,000          1,058,780
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50%
     10/1/19 (FGIC) (AMT)                                                                              1,000,000          1,093,260
North Texas Tollway Authority Dallas North Tollway System Revenue Series A 5.00%
     1/1/20 (FGIC)                                                                                     1,750,000          1,773,853
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)                          1,230,000          1,354,759
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)                     500,000            531,995
                                                                                                                            _______

                                                                                                                         13,727,003
                                                                                                                         __________
Water & Sewer Revenue Bonds - 1.95%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)                                1,000,000          1,069,900
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                   1,000,000          1,100,380
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       1,500,000          1,626,690
New York State Environmental Facilities Corporation State Clean Water and Drinking
     Water Revenue (New York City Municipal Water Finance Project Second Resolution)
     Series F 5.00% 6/15/34                                                                            1,000,000          1,068,560
                                                                                                                          _________

                                                                                                                          4,865,530
                                                                                                                          _________
Total Municipal Bonds (cost $237,727,716)
                                                                                                                        244,656,176
                                                                                                                        ___________


~ Variable Rate Demand Notes- 1.28%

Albany-Dougherty County, Georgia Hospital Authority Revenue Floating Rate Trust Receipt
     Series L3J-D 3.56% 9/1/20 (AMBAC)                                                                 2,000,000          2,000,000
Alexandria, Virginia Industrial Development Authority (Institutional Defense Analyses
     Project) 3.55% 10/1/35 (AMBAC)                                                                    1,200,000          1,200,000
                                                                                                                          _________
Total Variable Rate Demand Notes (cost $3,200,000)
                                                                                                                          3,200,000
                                                                                                                          _________


Total Market Value of Securities - 99.40%
     (cost $240,927,716)                                                                                                247,856,176

Receivables and Other Assets Net of Liabilities (See Notes) - 0.60%                                                       1,504,528
                                                                                                                          _________

Net Assets Applicable to 21,514,234 Shares Outstanding - 100.00%                                                       $249,360,704
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

AMBAC -Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
PSF - Insured by the Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                $240,927,716
                                                                   ____________

Aggregate unrealized appreciation                                     7,004,047
Aggregate unrealized depreciation                                       (75,587)
                                                                       _________

Net unrealized appreciation                                        $  6,928,460
                                                                   ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $479,849 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $63,767 expires in 2008, $290,864 expires in 2011, $5,791 expires in 2012 and $119,427 expires in 2014.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: